Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 42,978	$ 39,265
Accrued revenues	4,347	3,962
Tax credits receivable	3,362	1,651
Interest receivable	104	213
Other receivables	201	475
Trade and other receivables	$ 50,992	$ 45,566